Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets (Parentheticals) - VIE's [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	4,000,000
Common stock, shares issued	4,006,263	3,981,263
Common stock, shares outstanding	3,944,075	3,981,263
Class B Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued
Common stock, shares outstanding